Note 16 - Stock-based Compensation Plans Summary of Performance Share Units Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Vested or expected to vest at January 31, 2019, shares (in shares)	879,338
Vested or expected to vest at January 31, 2019, weighted-average exercise price (in dollars per share)	$ 21.41
Vested or expected to vest at January 31, 2019 (Year)	4 years 255 days
Vested or expected to vest at January 31, 2019, aggregate intrinsic value	$ 8.7
Performance Shares [Member]
Number of Units Outstanding (in shares)	440,520	337,647
Weighted-Average Grant Date Fair Value, PSU (in dollars per share)	$ 15.91	$ 13.73
Weighted-Average Remaining Contractual, PSU (Year)	5 years 182 days	6 years 36 days	6 years 219 days
Aggregate Intrinsic Value, PSU	$ 16.6	$ 11.9	$ 7.3
Number of PSUs Granted (in shares)	54,351	51,121
PSUs Granted, Weighted-Average Granted Date Fair Value (in dollars per share)	$ 35.23	$ 30.13
Performance units issued (in shares)	35,512	51,752
Performance units issued, weighted-average granted date fair value (in dollars per share)	$ 19.59	$ 14.37
Number of Units Outstanding (in shares)	530,383	440,520	337,647
Weighted-Average Grant Date Fair Value, PSU (in dollars per share)	$ 18.02	$ 15.91	$ 13.73
Vested or expected to vest at January 31, 2019, shares (in shares)	530,383
Vested or expected to vest at January 31, 2019, weighted-average exercise price (in dollars per share)	$ 18.02
Vested or expected to vest at January 31, 2019 (Year)	5 years 182 days
Vested or expected to vest at January 31, 2019, aggregate intrinsic value	$ 16.6
Exercisable at January 31, 2018, number of units (in shares)	424,911
Exercisable at January 31, 2018, PSU weighted-average granted date fair value (in dollars per share)	$ 14.40
Exercisable at January 31, 2018, Weighted-Average Remaining Contractual, PSU (Year)	4 years 292 days
Exercisable at January 31, 2018, Aggregate Intrinsic Value, PSU	$ 13.3